Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deposits 1 [Member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 772,708	₩ 711,989
Secured amount	₩ 104,861	₩ 98,543
Related account	Deposits	Deposits
Related amount	₩ 90,150	₩ 84,334
Borrowings [Member] | Land and buildings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	7,897	8,035
Secured amount	₩ 7,905	₩ 7,891
Related account	Borrowings	Borrowings
Related amount	₩ 5,270	₩ 5,260